Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (47,616)	$ (43,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant, and equipment	1,214	1,174
Amortization of intangible and leased assets	3,441	1,403
Bad debt and other non-cash receivables adjustments	173	83
Term loan discount amortization and interest accretion on debt	260	162
Impairment of lease asset	(27)	0
Share-based compensation expense	2,296	1,205
Provisions for inventory	0	626
PPP loan forgiveness gain	0	(161)
Changes in operating assets and liabilities:
Accounts receivable	(1,193)	248
Inventory	(4,222)	(3,542)
Prepaid expenses and other assets	(472)	(657)
Accounts payable	(483)	891
Accrued liabilities	25	739
Accrued payroll and benefits liabilities	(520)	(27)
Deferred revenue	69	(192)
Operating lease liability due to cash payments	(609)	(656)
Net cash used in operating activities	(47,664)	(42,519)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,216)	(841)
Purchase of intangible and other assets	(1,088)	(2,448)
Refund (payment) of security deposits	30	(25)
Net cash used in investing activities	(2,274)	(3,314)
Net cash flows from financing activities:
Proceeds from issuance of common shares and warrants with private placement	46,962	0
Proceeds from issuance of common shares upon exercise of options and warrants, and ESPP	109	616
Proceeds from debt	0	10,000
Payment of debt issuance costs	0	(624)
Repayment of debt	(5,000)	(2,000)
Payments on financing lease obligations	(102)	(66)
Net cash provided by financing activities	41,969	7,926
Net decrease in cash, cash equivalents, and restricted cash	(7,969)	(37,907)
Cash, cash equivalents, and restricted cash at beginning of period	20,089	57,996
Cash, cash equivalents, and restricted cash at end of period	12,120	20,089
Supplemental cash flow information:
Cash paid for interest	877	366
Inventory transferred to property, plant and equipment	1,201	1,817
Property, plant and equipment transferred to intangible assets	0	42
Purchases of intangible assets in accounts payable	0	241
Purchases of property, plant and equipment in accounts payable and accrued liabilities	15	455
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	206	2,179
Finance leases	$ 73	$ 97